ALLOWANCE FOR LOAN AND LEASE LOSSES - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for loan and lease losses	$ 30,903,000	$ 64,081,000	$ 63,144,000
Net charge-offs	28,500,000	37,700,000	46,700,000
FDIC loss sharing income	35,346,000	60,888,000	51,844,000
Allowance for covered loan losses	45,190,000	42,835,000	16,493,000	0
Commercial Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Restructured loan relationships review threshold	250,000
Covered Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loss share expenses primarily related to losses on covered OREO	13,200,000	12,800,000	1,500,000
Residential Portfolio Segment [Member] | Non Covered Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Restructured loan relationships review threshold	100,000
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	$ 100,000